OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2024
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 9: - OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2024	2023
Employees and related accruals	$10,721	$6,388
Government authorities	6,446	24,743
Deferred revenue	18,945	13,920
Other	2,454	4,274
Total	$38,566	$49,325